Other Liabilities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Other Liabilities

NOTE 18: OTHER LIABILITIES

Other Liabilities[1]
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018
Accounts payable, accrued expenses, and other items	$5,229	$4,958
Accrued interest	1,393	1,283
Accrued salaries and employee benefits	3,245	3,344
Cheques and other items in transit	1,042	454
Current income tax payable	169	84
Deferred tax liabilities	193	175
Defined benefit liability	2,781	1,747
Liabilities related to structured entities	5,857	5,627
Provisions	1,095	1,502
Total	$21,004	$19,174
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.